Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	392	457
Research and development	798,165	657,657	734,014
General and administrative	1,656,760	1,489,151	1,274,203
Total operating expenses	2,455,317	2,147,265	2,008,217
Loss from operations	(2,455,317)	(2,147,265)	(2,008,217)
Other expense (income):
Impairment of assets			536,047
Modification of warrants	(352,965)
Interest expense	2,402	438	30,867
Interest expense - debt discount	1,755,995	646,302	368,205
Interest expense - original issuance costs	285,187	135,812	61,283
Total other expense	1,690,619	782,552	996,402
Loss before income taxes	(4,145,936)	(2,929,817)	(3,004,619)
Income taxes
Net loss	$ (4,145,936)	$ (2,929,817)	$ (3,004,619)
Net loss per share, basic	$ (3.77)	$ (3.13)	$ (3.30)
Net loss per share, diluted	$ (3.77)	$ (3.13)	$ (3.30)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, basic	1,100,372	934,915	909,915
Weighted average number of shares outstanding, diluted	1,100,372	934,915	909,915